Goodwill and other intangible assets - Amortization expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill and other intangible assets
Amortization expense	$ 50,383	$ 47,330	$ 38,166
Cost of sales
Goodwill and other intangible assets
Amortization expense	44,618	42,050	34,051
Administrative expense
Goodwill and other intangible assets
Amortization expense	$ 5,765	$ 5,280	$ 4,115